Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-1

$141,000,000 5.30025% Motorcycle Contract Backed Notes, Class A-1

$290,000,000 5.29% Motorcycle Contract Backed Notes, Class A-2

$158,000,000 5.22% Motorcycle Contract Backed Notes, Class A-3

$143,000,000 5.21% Motorcycle Contract Backed Notes, Class A-4

$48,000,000 5.37% Motorcycle Contract Backed Notes, Class B

$20,000,000 5.54% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the February 15, 2007 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of  January 15, 2007, as filed with the Securities and Exchange Commission.

Beginning of Due Period	1/16/2007
End of Due Period	1/31/2007
Determination Date	2/6/2007
Record Date	2/14/2007
Distribution Date	2/15/2007
Number of days in Interest Period (ACT/360 basis)	15
Number of days in Interest Period (30/360 basis)	15

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	39,671	1/15/2007	1/31/2007	547,481,210.37
Subsequent Contracts

Total	39,671			$547,481,210.37

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$547,481,210.37
Pre-Funded Amount at beginning of Due Period		252,518,789.63

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	6,517,387.58
Principal collections on Contracts paid off in full during Due Period	4,671,324.06
Balance of Contracts liquidated during Due Period	—
Balance of Contracts purchased by Seller or Servicer during Due Period	235,684.55
Other adjustments	866.15
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		11,425,262.34

Aggregate Principal Balance at end of Due Period		788,574,737.66

Pool factor	Not applicable during pre-funding period

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$141,000,000.00	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$800,000,000.00

Note balance at beginning of Due Period	141,000,000.00	290,000,000.00	158,000,000.00	143,000,000.00	48,000,000.00	$20,000,000.00	$800,000,000.00

Principal Distributable Amount	11,425,262.34	—	—	—	—		11,425,262.34
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—
Total principal paid	11,425,262.34	—	—	—	—	—	11,425,262.34

Note balance at end of Due Period	$129,574,737.66	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$788,574,737.66

Note factor at begininning of Due Period	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.9189698	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest				Note	Interest
		Carryover				Monthly	Carryover
	Note Balance	Shortfall at			Interest	Interest	Shortfall	Note Interest
	at Beginning of	Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$141,000,000.00	$—	5.30025%	15	ACT/360	$311,389.69	$—	$311,389.69
A-2	290,000,000.00	—	5.29%	15	30/360	639,208.33	—	639,208.33
A-3	158,000,000.00	—	5.22%	15	30/360	343,650.00	—	343,650.00
A-4	143,000,000.00	—	5.21%	15	30/360	310,429.17	—	310,429.17
B	48,000,000.00	—	5.37%	15	30/360	107,400.00	—	107,400.00
C	20,000,000.00	—	5.54%	15	30/360	46,166.67		46,166.67
Totals	$800,000,000.00	$—				$1,758,243.86	$—	$1,758,243.86

1

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$11,188,711.64
Interest collections on Contracts during Due Period	3,540,244.00
Net Liquidation Proceeds	—
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	236,838.85
Advances made by Servicer	109,193.96
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	43,372.25
Mandatory Redemption amount	—
Investment Earnings - Collection Account	—
Investment Earnings - Interest Reserve Account	268.07

Total Available Monies		15,118,628.77

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	—
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	456,234.34
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,433.33
Class A Note Interest Distributable Amount	1,604,677.19
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	107,400.00
Second Priority Principal Distributable Amount to Class B	—
Class C Note Interest Distributable Amount	46,166.67
Class A Note Principal Distributable Amount	11,425,262.34
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	13,641,173.87

Excess Amounts (Shortfall)		1,477,454.90

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	1,477,454.90
Excess Amounts to Certificateholder	—

Total distribution of Available Monies		$15,118,628.77

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$8,040,839.22
b) 1.00% of the aggregate initial note balance	8,000,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts	32,163,356.88
at the end of the Due Period
Specified Reserve Fund Balance		$8,040,839.22

Reserve Fund balance at beginning of Due Period		$1,368,703.03

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	—
Additional deposit - Excess Amounts to Reserve Fund	1,477,454.90
Investment Earnings - Reserve Fund	—

Total additions		1,477,454.90

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$2,846,157.93

Pre-Funding Account balance at beginning of Due Period		$252,518,789.63

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	—
Mandatory Redemption amount	—

Pre-Funding Account balance at end of Due Period		$252,518,789.63

Interest Reserve Account balance at beginning of Due Period		$1,854,434.86

Additions to the Interest Reserve Account:
Investment Earnings - Interest Reserve Account		268.07

Withdrawals from the Interest Reserve Account:
Carrying Charges		43,372.25
Transfer of Investment Earnings to Collection Account		268.07
Excess Interest Reserve Amount to Depositor		—

Interest Reserve Account balance at end of Due Period		$1,811,062.61

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	1
Trigger Status? Yes or No	No

		Number of		% of Principal Balance at
Monthly Losses		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	0	$—	0.000%

	Less:
	Net Liquidation Proceeds for the Due Period	0	—	0.000%

	Net Liquidation Losses for the Due Period		—	0.000%

	Annualized Net Liquidation Losses			0.000%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		0.000%
	Annualized Net Liquidation Losses - prior Distribution Date		0.000%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.000%
	Three-month Average Loss Ratio		0.000%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	3.500%
	25 or greater	3.250%

			Number of		% of Initial Principal
Cumulative Losses			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		—	—	0.000%
	Cumulative Net Liquidation Proceeds		—	—	0.000%
	Cumulative Net Liquidation Losses			—	0.000%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			—

Cumulative Loss Ratio	Cumulative Loss Ratio				0.000%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.500%
	25-36	3.250%
	37 or greater	3.500%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	346	$4,062,387.23	$105,823.79	0.742%
	60-89	4	74,816.51	3,370.17	0.014%
	90-119	0	0.00	—	0.000%
	120+	0	0.00	—	0.000%
	Totals	350	$4,137,203.74	$109,193.96	0.756%

	60+ Delinquency Amount	4	$74,816.51		0.014%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		0.014%
	Delinquency Ratio - prior Distribution Date		0.000%
	Delinquency Ratio - second prior Distribution Date		0.000%
	Three-month Average Delinquency Ratio		0.005%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold %
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

3

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	39,671	39,232
Principal Balance of Contracts	547,481,210.37	536,055,948.03
Weighted average original term	75.93	75.78
Weighted average remaining term	70.11	69.01
Weighted average age	5.82	6.78
One month prepayments (ABS)	0.00%	1.04%
Weighted average Contract Rate	12.16%	12.18%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$783,754.15	0.15%
5.001% - 10.000%	188,587,925.18	35.18%
10.001% - 15.000%	242,142,076.00	45.17%
15.001% - 20.000%	71,630,423.78	13.36%
20.001% or greater	32,911,768.92	6.14%

Advances made by Servicer in current Due Period	$109,193.96
Unreimbursed Advances due to Servicer	—
Number of Contracts purchased by Seller or Servicer	13
Principal Balance of Contracts purchased by Seller or Servicer	235,684.55
Purchase Price of Contracts purchased by Seller or Servicer	236,838.85

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.                                       Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                                       Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                                       Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                                       Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                                       Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.                                       During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.                                       Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of January 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from January 16, 2007 to January 31, 2007 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 14th day of February, 2007.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President and Treasurer